Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	96 Months Ended	104 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000074410
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
C000074409
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000021505
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
C000021506
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000021503
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
C000021504
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000021509
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
C000021510
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000021513
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
C000021514
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000021511
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
C000021512
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000021449
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
C000021450
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000034664
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
C000034665
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000021443
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
C000021444
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000099470
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000112680
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000021469
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
C000147921
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000076205
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
C000076206
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000197833
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
C000182874
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000021483
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
C000021484
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000099475
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
C000099476
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000075538
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000197834
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
C000182875
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000021495
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
C000021496
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000021475
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
C000021476
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000021501
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
C000021502
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000021451
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
C000021452
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
C000021487
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Initial Class
C000021488
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Service Class
Without Sales Load [Member] | C000074410
Average Annual Return [Line Items]
Average Annual Return, Percent		13.72%	7.83%			9.58%
Without Sales Load [Member] | C000074409
Average Annual Return [Line Items]
Average Annual Return, Percent		13.46%	7.57%			9.31%
Without Sales Load [Member] | C000021505
Average Annual Return [Line Items]
Average Annual Return, Percent		8.11%	7.17%			11.14%
Without Sales Load [Member] | C000021506
Average Annual Return [Line Items]
Average Annual Return, Percent		7.85%	6.91%			10.87%
Without Sales Load [Member] | C000021503
Average Annual Return [Line Items]
Average Annual Return, Percent		10.63%	2.33%			4.91%
Without Sales Load [Member] | C000021504
Average Annual Return [Line Items]
Average Annual Return, Percent		10.36%	2.09%			4.64%
Without Sales Load [Member] | C000021509
Average Annual Return [Line Items]
Average Annual Return, Percent		19.45%	9.16%			11.18%
Without Sales Load [Member] | C000021510
Average Annual Return [Line Items]
Average Annual Return, Percent		19.06%	8.87%			10.90%
Without Sales Load [Member] | C000021513
Average Annual Return [Line Items]
Average Annual Return, Percent		13.13%	5.83%			8.08%
Without Sales Load [Member] | C000021514
Average Annual Return [Line Items]
Average Annual Return, Percent		12.84%	5.57%			7.80%
Without Sales Load [Member] | C000021511
Average Annual Return [Line Items]
Average Annual Return, Percent		11.89%	3.86%			6.33%
Without Sales Load [Member] | C000021512
Average Annual Return [Line Items]
Average Annual Return, Percent		11.54%	3.59%			6.05%
Without Sales Load [Member] | C000021449
Average Annual Return [Line Items]
Average Annual Return, Percent		16.21%	14.39%			14.61%
Without Sales Load [Member] | C000021450
Average Annual Return [Line Items]
Average Annual Return, Percent		15.90%	14.10%			14.32%
Without Sales Load [Member] | C000034664
Average Annual Return [Line Items]
Average Annual Return, Percent		18.02%	3.50%			5.77%
Without Sales Load [Member] | C000034665
Average Annual Return [Line Items]
Average Annual Return, Percent		17.67%	3.25%			5.51%
Without Sales Load [Member] | C000021443
Average Annual Return [Line Items]
Average Annual Return, Percent		9.01%	2.06%			4.40%
Without Sales Load [Member] | C000021444
Average Annual Return [Line Items]
Average Annual Return, Percent		8.75%	1.80%			4.15%
Without Sales Load [Member] | C000099470
Average Annual Return [Line Items]
Average Annual Return, Percent		7.22%	2.20%			4.86%
Without Sales Load [Member] | C000112680
Average Annual Return [Line Items]
Average Annual Return, Percent		10.02%	6.46%			8.15%
Without Sales Load [Member] | C000021469
Average Annual Return [Line Items]
Average Annual Return, Percent		20.20%	0.32%			15.16%
Without Sales Load [Member] | C000147921
Average Annual Return [Line Items]
Average Annual Return, Percent		14.21%	3.27%			4.10%
Without Sales Load [Member] | C000076205
Average Annual Return [Line Items]
Average Annual Return, Percent		17.85%	5.19%			7.15%
Without Sales Load [Member] | C000076206
Average Annual Return [Line Items]
Average Annual Return, Percent		17.51%	4.90%			6.86%
Without Sales Load [Member] | C000197833
Average Annual Return [Line Items]
Average Annual Return, Percent		31.30%	8.82%	6.51%
Without Sales Load [Member] | C000182874
Average Annual Return [Line Items]
Average Annual Return, Percent		30.93%	8.53%		7.55%
Without Sales Load [Member] | C000021483
Average Annual Return [Line Items]
Average Annual Return, Percent		13.06%	8.62%			9.73%
Without Sales Load [Member] | C000021484
Average Annual Return [Line Items]
Average Annual Return, Percent		12.73%	8.34%			9.46%
Without Sales Load [Member] | C000099475
Average Annual Return [Line Items]
Average Annual Return, Percent		5.56%	1.25%			2.94%
Without Sales Load [Member] | C000099476
Average Annual Return [Line Items]
Average Annual Return, Percent		5.35%	0.99%			2.68%
Without Sales Load [Member] | C000075538
Average Annual Return [Line Items]
Average Annual Return, Percent		(27.61%)	(23.71%)			(27.92%)
Without Sales Load [Member] | C000197834
Average Annual Return [Line Items]
Average Annual Return, Percent		17.65%	14.24%	13.57%
Without Sales Load [Member] | C000182875
Average Annual Return [Line Items]
Average Annual Return, Percent		17.37%	13.95%		14.32%
Without Sales Load [Member] | C000021495
Average Annual Return [Line Items]
Average Annual Return, Percent		9.81%	9.56%			9.81%
Without Sales Load [Member] | C000021496
Average Annual Return [Line Items]
Average Annual Return, Percent		9.51%	9.29%			9.53%
Without Sales Load [Member] | C000021475
Average Annual Return [Line Items]
Average Annual Return, Percent		10.27%	5.43%			10.46%
Without Sales Load [Member] | C000021476
Average Annual Return [Line Items]
Average Annual Return, Percent		9.93%	5.17%			10.18%
Without Sales Load [Member] | C000021501
Average Annual Return [Line Items]
Average Annual Return, Percent		31.86%	8.85%			7.54%
Without Sales Load [Member] | C000021502
Average Annual Return [Line Items]
Average Annual Return, Percent		31.42%	8.58%			7.27%
Without Sales Load [Member] | C000021451
Average Annual Return [Line Items]
Average Annual Return, Percent		9.56%	9.32%			8.64%
Without Sales Load [Member] | C000021452
Average Annual Return [Line Items]
Average Annual Return, Percent		9.36%	9.05%			8.36%
Without Sales Load [Member] | C000021487
Average Annual Return [Line Items]
Average Annual Return, Percent		17.76%	12.32%			16.43%
Without Sales Load [Member] | C000021488
Average Annual Return [Line Items]
Average Annual Return, Percent		17.47%	12.05%			16.13%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%			14.82%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%			14.82%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)			2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)			2.01%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%			14.82%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%			14.82%
TAM INDEX: MSCI WORLD EX-U.S. INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index ex-U.S.
Average Annual Return, Percent		32.55%	10.04%			9.11%
TAM INDEX: MSCI WORLD EX-U.S. INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index ex-U.S.
Average Annual Return, Percent		32.55%	10.04%			9.11%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)			2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)			2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)			2.01%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%			14.82%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		22.34%	11.19%			11.72%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		22.34%	11.19%			11.72%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		22.34%	11.19%			11.72%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		31.89%	9.47%	7.32%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		31.89%	9.47%		8.70%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%			14.82%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%			14.82%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Average Annual Return, Percent		7.58%	0.06%			2.44%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Universal Bond Index
Average Annual Return, Percent		7.58%	0.06%			2.44%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%			14.82%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%	13.89%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.88%	14.42%		14.84%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		31.89%	9.47%			8.72%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		31.89%	9.47%			8.72%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)			2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)			2.01%
TAM INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		8.66%	6.65%			12.49%
TAM INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		8.66%	6.65%			12.49%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)			2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)			2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)			2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)			2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)			2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)			2.01%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.15%	13.15%			14.29%
TAM INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		17.37%	13.59%			14.59%
TAM INDEX: BLOOMBERG US GOVERNMENT 5-10 YEAR INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Government 5-10 Year Index
Average Annual Return, Percent		8.19%	(0.85%)			1.63%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.56%	15.32%			18.13%
Transamerica Morgan Stanley Global Allocation managed Risk - Bal
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Blended Benchmark
Average Annual Return, Percent		16.60%	5.79%			7.62%
Transamerica Morgan Stanley Global Allocation VP Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Transamerica Morgan Stanley Global Allocation VP Blended Benchmark
Average Annual Return, Percent		16.60%	5.79%			7.81%
Transamerica Morgan Stanley Global Allocation VP Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Transamerica Morgan Stanley Global Allocation VP Blended Benchmark
Average Annual Return, Percent		16.60%	5.79%			7.81%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)			2.01%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		7.30%	(0.36%)			2.01%
TAM INDEX: BLOOMBERG US TREASURY INFLATION PROTECTED SECURITIES INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent		7.01%	1.13%			3.09%
TAM INDEX: BLOOMBERG US TREASURY INFLATION PROTECTED SECURITIES INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent		7.01%	1.13%			3.09%
TAM INDEX: RUSSELL 2500TM VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Value Index
Average Annual Return, Percent		12.73%	10.02%			9.72%
TAM INDEX: RUSSELL 2500TM VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500™ Value Index
Average Annual Return, Percent		12.73%	10.02%			9.72%
TAM INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		13.01%	3.18%			9.57%
TAM INDEX: RUSSELL 2000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		13.01%	3.18%			9.57%
TAM INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		11.05%	9.83%			9.78%
TAM INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		11.05%	9.83%			9.78%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.56%	15.32%			18.13%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.56%	15.32%			18.13%

[1]	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
[2]	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
[3]	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.
[4]	Bloomberg US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities. Performance reflects no deduction for fees, expenses or taxes.